UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

15 S. Raymond Avenue, Suite 200  Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period:9/30/08

Item 1.  Reports to Stockholders.

SANTA BARBARA GROUP

OF MUTUAL FUNDS

THE PFW WATER FUND

THE MONTECITO FUND

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2008

PFW Water Fund

October 2008

Dear Fellow Shareholders of PFW Water Fund,

My last formal, written report, to my fellow shareholders of the PFW Water Fund was in April 2008, commenting on the period ended March 31, 2008.  Much is different today as I write this Semi-Annual Report than where we were six months ago.  Today we have been experiencing a global decline in stock prices, having moved from a robust economy to one poised on the brink of recession, if not already in a recession.  The losses that have been experienced in the past month have been record-setting, with parallels being drawn to the days of the Great Crash of 1929 and the Great Depression.  Well, if that is what people are already in tune with, I too will draw some parallels, but hopefully the reader will discern my optimism and enthusiasm in contrast to the prevailing gloom and doom.

“The time to buy is when blood is running in the streets,” a quote variously attributed to Baron Rothschild, Bernard Baruch, and even John D. Rockefeller, Sr.  In any case, it does seem to date back to the early 19th century, but it is as timely today as it was then.  The heart of the argument is that the stock market is clearly driven by either fear or greed, and history shows that fortunes are made during times of economic distress or financial corrections.  Every time we have experienced major market declines; e.g. 2001 and 1987, people said that this time it is different and we will never return to the prior highs.  As we all know now, each time we not only returned to robust markets, but we surpassed the prior highs by a wide margin.  Certainly while we were experiencing those periods, and I lived through 1973, 1974, 1987 and 2001, as well as several other momentous times in our history, it truly looked like the doomsayers were right.  At the time, most pundits cautioned that those who hesitated to sell would be punished unmercifully.  I suggest that it is not too terribly different today, although it probably feels like it is worse now.  It always feels like today is different or worse than before.  Indeed, there are some things that are different today in that the stock market, or rather investors, have, in my opinion, disconnected the value of the businesses with the prices of the stocks.  What we have seen in the stock market over the past few weeks has very little to do with the enterprise values of the businesses, or their prospects, but instead reflects the excesses of leverage (margin), margin calls, and the preponderance of speculation which has been present in the market for a very long time.  Among the biggest culprits in this massive global sell-off are the hundreds of hedge funds using leverage, of as much as 10-20 times, and thus cannot tolerate a sell-off.  As prices decline, they are forced to sell which only exacerbates the problem.  Add to that, forced margin calls of individual investors and you have the makings of this massive sell-off.  In other words, very little of the market action has to do with the operations and successes of the companies that are represented by the shares of stock changing hands on the stock markets.  Much of the recent stock market action can be attributed to the combination of fear and margin calls.

Now, on the other hand, a better quote to use to address the current state of the markets is, “It was the best of times, it was the worst of times.”  While Dickens was certainly not referring to the stock market, it does feel like the worst of times.  Our nation is at war, the economy is slowing, we are just a week away from a national election, and the stock market has been plunging.  You might ask, what about that makes it the “best of times?”  Well, from my perspective as an investor, focused on owning businesses, not stocks, and investing for the long-term, the opportunity to purchase shares of outstanding companies at significant discounts from recent levels is simply too enticing to resist.   The dynamics of the water industry, which is of course the focus of all of my attention, have not changed or even deteriorated during this market meltdown.  In fact, nearly every day, the prospects seem to improve.  So, what this all means is that we are being presented with an unusually attractive opportunity to purchase shares of outstanding companies when they are on sale.  I am not denying that it takes much courage to proceed when all others are fleeing, but more than two decades of specializing in the water industry, and 4 decades of experience in the securities markets as an analyst, portfolio manager, researcher, and money manager, all reaffirm the merit of investing in this particular time of turmoil.

Be assured, I am not cavalierly dismissing the pain connected to investment positions that are declining.  Nor am I ignoring the news of the time, it would be hard to do that.  On the other hand, I am paying close attention to the continuing success and prospects of the businesses we own and the industry we specialize in.  With respect to their prospects, in my view, they are the best they have been since I began my focus in the mid-1980s.  I have no doubt that before long we will look back at this period and see what a unique time and opportunity this was.  While we are in it, however, it does take a great deal of confidence to stick to what we have and to add more.  Again, it takes confidence, not courage.  I am quite certain about our prospects, market conditions notwithstanding, and continue to add to positions and stay the course.  As always, I welcome your questions, comments, and occasional smiles.

Sincerely,

Neil D Berlant

Neil D. Berlant

Portfolio Manager

The Montecito Fund

October  2008

Dear Fellow Shareholders of The Montecito Fund,

It has been almost three years now since we took over the portfolio management of the fund on November 1st 2005 with the net asset value per share being $10.09.  There have been $1.6924 in distributions since then and as of September 30th, 2008 the net asset value was $9.3645.  This has resulted in a total positive rate of return of $0.97 per share or 9.58% over the past three years of our direction of the portfolio.  As of the end of September the portfolio was invested 44% in Stocks, 28% in Real Estate, 26% in Fixed Income and held 2% in Cash.

Time for a little bit of that “straight talk” that some of my investors say is refreshing while others tell me I should hire a spin doctor to make everything sound rosy and wonderful and more marketing oriented.  I will continue to call it how I see it and leave the sensationalism and spin to the press because they do such a great job of it.  As I write this letter the financial industry is in the throes of dealing with the ramifications of what we have been talking about for the past year – The fallout from the residential real estate correction and the massive losses being sustained on sub-prime mortgages.    The unintended consequences of a socially well meaning mandate in the very late 1990’s by the Clinton administration to Fannie Mae and Freddie Mac to make home ownership available to those who otherwise could not afford it, along with an easing of credit and lowering of interest rates following the 9/11 terrorist attacks, and the greed of Wall Street in the creation and proliferation of highly leveraged unregulated derivative contracts have almost brought our financial system to a complete halt.   There has been much damage to be sure, but, my opinion is that the system will not fail and that in the long run we will look back and realize we were living through our investment generation’s worst recession.  Not its only recession and certainly not its last one.  For in the solutions to this economic decline we are most probably planting the seeds of the next one.  That is the cyclical nature of the economy.

We have learned from the cycles of the past.  We have the Federal Deposit Insurance Corporation (FDIC) that recently upped the insurance on deposits to forestall runs on the banks.  The FDIC also maintains watch on the viability of banks and will shut down banks that no longer meet sound financial ratios.  We have the Federal Housing Authority (FHA), Fannie Mae (FNM) and Freddie Mac (FRE) which are all direct obligations of the treasury and have access to the capital needed to provide liquidity in the mortgage market.  We have the Federal Reserve Banks which have been there to inject liquidity as needed into the financial system and make money available for banks to meet their needs.  But most important, right now we have a government in the United States that is working in a bi-partisan way to address the issues before us and come up with solutions.  Add to that a co-ordinated response from governments around the globe and you can see why I have the confidence that the system will not fail.

While the system will survive, that does not mean that we are not going to have to endure a potentially long and deep recession.  This period of time may see a return to more traditional financial values – which I welcome as healthy and needed.  Things like households and businesses living within their means.  And only borrowing money that can reasonably be repaid, without looking to liquidate the asset to cover the debt.  And on a personal financial level, saving money and investing long term for the future.

It is during times like these that we must overcome our fear and allow our intellect to control our investing activities.  The stock market is the only place that when things are put on sale no one wants to buy them.  And yet we all know we should be buying when the prices are down.  We should be putting more of our money to work when prices are cheaper.  But our emotions make us panic and sell at the bottoms of markets.  Just as our emotions make us greedy and want to invest more at the tops of markets.  Now is the time to stay with a long term investment program and to actually continue committing capital to long term investments.

We are seeing opportunities in the markets that we have not seen in quite some time.  As we have said repeatedly, history has shown that the compounding of interest and dividends is one of the most powerful keys to long term investment success.  We will continue to do our best to generate distributions that will be meaningful to our shareholders over time.  And at the present time we are able to allocate assets within the portfolio to lock in significantly higher dividend yields than we have seen in the past.  With the increasing dividend income we are receiving, we can afford to be patient long term investors.

As I write this letter, the level of prices on the REIT index are back to 2003 levels.  The Standard and Poor’s 500 index is trading at the same levels as in 2002 and 1998!  More importantly, while the financial companies are having trouble at the moment with the excess leverage on their balance sheets, almost all of the corporations we are investing in are generating excess cash flow and have balance sheets that are not over leveraged.  They are in the enviable position of being able to pick up market share during difficult times as weaker competitor encounter problems.    While it is disconcerting to have the price level of these great corporations taken lower by emotional market moves, we know that they will deliver superior long term returns to their shareholders.

The investing disciplines of the Fund dictate that we will be balanced with 15% to 50% in each of the three major asset classes – Stocks, Bonds, and Real Estate.  We shall follow those disciplines and add to them our own proprietary research and analytical tools that are the hall marks of our “common sense investing” for the long term.

Thank you for your continued confidence and the opportunity to manage the fund.  We take very seriously our responsibility and will always endeavor to be responsive to your questions and concerns.  We welcome and encourage your comments as well.

Sincerely,

Blake T. Todd

Portfolio Manager

The Santa Barbara Group of Mutual Funds

PFW Water Fund

Annualized Performance Summary – For Periods Ended September 30, 2008

            Since

6 Months*     1 Year        5 Years        10 Years       Inception**

PFW Water Fund:

Class A Shares:

Without Sales Charges

  (1.53)%      (6.61)%        5.58%         N/A

       10.99%

With Sales Charges (1)

  (7.18)%     (11.97)%       4.33%         N/A

       10.34%

Class C Shares:

Without Sales Charges

  (1.89)%      (7.29)%        4.33%        8.39%

         8.66%

With Sales Charges (2)

  (2.87)%      (8.22)%        4.33%        8.39%

         8.66%

S&P 500 Index (3)

(10.87)%    (21.98)%        5.17%        3.06%

         5.57%

(1) Adjusted for initial maximum sales charge of 5.75%.

(2) Adjusted for contingent deferred sales charge of 1% for redemptions occurring within one year of purchase.

(3) The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks.  Annualized since inception performance information is as of December 10, 1996.  The annualized since inception performance figure as of October 1, 1998, which relates to Class A shares, is 3.38%.

 *  Not annualized.

**  Class C  commenced operations on December 10, 1996. Class A commenced operations on October 1,
     1998.  S&P 500 performance information is since December 10, 1996, and therefore relates to Class C only.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown in the table do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  Investment performance current to the most recent month-end may be obtained by calling (800) 723-8637.

Portfolio Holdings Summary*

Industry	% of Net Assets	Industry	% of Net Assets
Water Supply	25.24	Farm & Machinery Equipment	2.77%
Environmental Control	18.58	Special Industry Machinery	2.36%
Industrial Measurement Instruments	10.44	Textile Products	2.34%
Miscellaneous Manufacturing	8.95	Machinery-Diversified	1.46%
Metal Fabricate	6.35	Holding Companies-Diversified	1.15%
Healthcare-Products	5.64	Engineering & Construction	0.40%
Short-Term Investment	5.53	Household Products\Wares	0.01%
Beverages	4.72	Liabilities in Excess of
Agriculture	4.58	Other Assets	(0.52)
		Net Assets	100.00
______________

                                                               * As of September 30, 2008.

The Santa Barbara Group of Mutual Funds

The Montecito Fund

Annualized Performance Summary – For Periods Ended September 30, 2008

        Since

6 Months*        1 Year           5 Year              Inception**

The Montecito Fund: (1)

Without Sales Charge

 (7.79)%         (12.93)%

 3.58%

      1.58%

With Sales Charge (2)

   (13.10)%         (17.97)%          2.36%               0.65%

S&P 500

   (10.87)%         (21.98)%

 5.17%

      2.76%

60% S&P 500/40% Lehman Aggregate Bond        (7.06)%         (12.66)%

 4.56%              4.29%

(1) Effective November 1, 2005, the strategy of the Montecito Fund changed and Blake Todd assumed the role of Portfolio

      Manager.

(2) Adjusted for initial maximum sales charge of 5.75%.

 *  Not annualized.

** The Montecito Fund commenced operations on April 15, 2002.

The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks.  The Lehman Aggregate Bond Index is an unmanaged market index representative of the U.S. taxable fixed income securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown in the table do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  Investment performance current to the most recent month-end may be obtained by calling (800) 723-8637.

Portfolio Holdings Summary*

Composition	% of Net Assets
Common Stock	45.59
Real Estate Investment Trusts	29.11
Short-Term Investment	9.69
U.S. Government Agency Obligations	8.97
U.S. Treasury Bonds	6.77
Mortgage-Backed Security	2.05
Liabilities in Excess of Other Assets	(2.18)
Net Assets	100.00

                                                                                                                    _________________

                                                                                                                    * As of September 30, 2008.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		September 30, 2008

		Market
Security	Shares	Value
COMMON STOCK - 90.27%
Agriculture - 4.58%
Cadiz, Inc.*	23,561	$ 449,308
Tejon Ranch Co.*	10,000	371,500
		820,808
Engineering & Construction - 0.40%
Layne Christenen Co.*	2,000	70,860

Environmental Control - 18.58%
Calgon Carbon Corp.*	25,000	509,000
Energy Recovery, Inc.*	130,000	1,246,700
Hyflux, Ltd.	25,500	42,585
Met-Pro Corp.	35,796	522,264
Nalco Holding Co.	47,500	880,650
WorldWater & Power Corp.*	330,000	127,050
		3,328,249
Farm & Machinery Equipment - 2.77%
Toro Co.	12,000	495,600

Healthcare - Products - 5.64%
Cantel Medical Corp.*	105,000	1,010,100

Holding Companies-Divers - 1.15%
Heckman Corp.*	25,000	206,250

Household Products/Wares - 0.01%
Eco-Safe Systems USA, Inc. *	10,000	700

Industrial Measurement Instruments - 10.44%
Badger Meter, Inc.	5,000	234,750
Mesa Laboratories, Inc.	21,250	451,563
O.I. Corp.	32,509	364,101
Watts Water Technologies, Inc.	30,000	820,500
		1,870,914

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2008

		Market
Security	Shares	Value
Machinery - Diversified - 1.46%
Gorman-Rupp Co.	5,000	$ 188,600
Lindsay Corp.	1,000	72,750
		261,350
Metal Fabricate - 6.35%
Mueller Water Products, Inc.	97,500	875,550
Northwest Pipe Co.*	6,000	261,720
		1,137,270
Miscellaneous Manufacturing - 8.95%
Ameron International Corp.	12,000	859,800
Pentair, Inc.	21,500	743,255
		1,603,055
Special Industry Machinery - 2.36%
Entegris, Inc.*	87,500	423,500

Textile Products - 2.34%
J.G. Boswell Co.	600	420,000

Water Supply - 25.24%
American States Water Co.	2,500	96,250
American Water Works Co.	10,000	215,000
Aqua America, Inc.	32,500	577,850
Artesian Resources Corp.	3,500	59,255
California Water Services Group	16,500	635,250
Connecticut Water Service, Inc.	1,500	43,425
Consolidated Water Co., Inc.- ADR	51,050	868,870
Pennichuck Corp.	1,392	32,016
SJW Corp.	14,000	419,580
Southwest Water Co.	75,000	956,250
Veolia Environnement- ADR	15,000	619,200
		4,522,946
TOTAL COMMON STOCK
(Cost - $17,915,597)		16,171,602

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2008

		Market
Security	Shares	Value
PREFERRED STOCK - 4.72%
Beverages - 4.72%
Glacier Water Services, Inc., 9.0625%
TOTAL PREFERRED STOCK	45,000	$ 846,000
(Cost - $1,077,190)

SHORT TERM INVESTMENT - 5.53%
Dreyfus International RS Money Market Market, 2.50% (a)	990,726	990,726
(Cost - $990,726)

Total Investments - 100.52%
(Cost - $19,983,513)		18,008,328
Liabilities in Excess of Cash and Other Assets - (0.52%)		(92,684)
NET ASSETS - 100.00%		$ 17,915,644
*Non-income producing security
ADR- American Depositary Receipt
(a) Rate shown is the rate in effect at September 30, 2008

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		September 30, 2008

		Market
Security	Shares	Value
COMMON STOCK - 45.59%
Banks - 0.98%
Captial Corp. of the West	29,000	$ 114,840

Beverages - 1.83%
PepsiCo, Inc.	3,000	213,810

Building Materials - 0.46%
Cemex SA de CV- ADR*	3,108	53,520

Chemicals - 1.25%
Ecolab, Inc.	3,000	145,560

Closed-End Funds - 1.88%
ING Clarion Global Real Estate	5,000	44,000
RMR Asia Pacific Estate Fund	7,700	62,139
Tortoise Energy Infrastructure	5,000	113,300
		219,439
Commercial Services - 2.20%
Macquarie Infrastructure Co.	7,000	92,470
Paychex, Inc.	5,000	165,150
		257,620
Conglomerates - 2.18%
General Electric Co.	10,000	255,000

Consumer Products - 2.27%
Kimberly-Clark Corp.	4,100	265,844

Cosmetics - 1.19%
Procter & Gamble Co.	2,000	139,380

Enviromental Control- 1.96%
Mine Safety Appliances Co.	6,000	228,720

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2008

		Market
Security	Shares	Value
Food - 3.81%
H.J. Heinz Co.	3,000	$ 149,730
Hershey Foods Corp.	5,000	197,700
Kraft Foods, Inc.	3,000	98,250
		445,680
Insurance - 0.90%
21st Century Holding Co.	20,000	105,200

Investment Management - 3.10%
Greenhill & Co., Inc.	2,000	147,500
T. Rowe Price Group, Inc.	4,000	214,840
		362,340
Media - 0.27%
The McGraw-Hill Companies, Inc.	1,000	31,610

Medical - 5.28%
Abbott Laboratories	4,000	230,320
Eli Lilly and Co.	2,500	110,075
Johnson & Johnson	4,000	277,120
		617,515
Office Supplies - 1.52%
Avery Dennison Corp.	4,000	177,920

Oil & Gas - 6.30%
ChevronTexaco Corp.	2,500	206,200
Enerplus Resources Fund	4,000	148,760
Pengrowth Energy Trust - Class A	10,000	149,400
Penn West Energy Trust	6,000	144,600
Petroleo Brasileiro SA - ADR	2,000	87,900
		736,860
Retail - Restaurants - 1.32%
McDonalds Corp.	2,500	154,250

Semiconductor - 1.93%
Applied Materials, Inc.	5,000	75,650
Intel Corp.	8,000	149,840
		225,490

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2008

		Market
Security	Shares	Value
Software - 0.91%
Microsoft Corp.	4,000	$ 106,760

Telecommunications - 0.74%
Qualcomm, Inc.	2,000	85,940

Textile Products - 1.16%
JG Boswell Co.	193	135,100

Transportation - 2.15%
United Parcel Service, Inc. - Class B	4,000	251,560

TOTAL COMMON STOCK
(Cost - $5,919,331)		5,329,958

REAL ESTATE INVESTMENT TRUSTS - 29.11%
Apartments - 3.66%
Apartment Investment & Management Co. - Preferred, 7.75%	17,000	295,800
Apartment Investment & Management Co. - Preferred, 9.375%	1,000	21,490
Education Realty Trust, Inc.	10,000	110,800
		428,090
Diversified - 7.40%
Entertainment Properties Trust - Convertible Preferred, 5.75%	11,000	226,042
Gladstone Commercial Corp.	5,000	75,700
Investors Real Estate Trust	11,000	123,090
Lexington Realty Trust	10,000	172,200
Lexington Realty Trust - Convertible Preferred, 6.50%	8,000	268,400
		865,432
Health Care - 4.59%
Health Care REIT, Inc. - Convertible Preferred, 7.50%	7,200	273,600
Medical Properties Trust, Inc.	20,000	227,000
Nationwide Health Properties, Inc.	1,000	35,980
		536,580
Hotels - 0.17%
Ashford Hospitality Trust	5,000	20,250

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2008

		Market
Security	Shares	Value
Manufactured Homes - 1.34%
Sun Communities	6,500	$ 128,765
UMH Properties, Inc.	4,000	27,800
		156,565
Mortgage - 0.78%
Northstar Realty Finance Corp. - Preferred, 8.25%	10,000	91,200

Office Property - 2.77%
HRPT Properties Trust	23,000	158,470
HRPT Properties Trust - Convertible Preferred, 6.50%	12,000	165,600
		324,070
Single Tenants - 1.53%
Realty Income Corp.	7,000	179,200

Storage - 2.12%
Sovran Self Storage, Inc.	5,500	247,115

Warehouse - 4.75%
First Industrial Realty Trust, Inc.	10,000	286,800
First Potomac Realty Trust, Inc.	2,000	34,380
Monmouth Real Estate Investment Corp. - Class A	30,000	233,700
		554,880
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost - $3,817,071)		3,403,382

	Principal
Security	Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.97%
Fannie Mae, 4.00%, due 12/9/11	$ 250,000	249,768
Federal Home Loan Bank, 3.50%, due 4/25/11	500,000	498,872
Federal Home Loan Bank, 5.625%, due 3/30/17	300,000	300,393
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,049,033
(Cost - $1,040,089)

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2008

	Principal	Market
Security	Amount	Value
U.S. TREASURY BONDS - 6.77%
U.S. Treasury TIP Bond, 1.875%, due 7/15/15	$ 300,000	$ 333,904
U.S. Treasury TIP Bond, 1.750%, due 1/15/28	500,000	458,008
TOTAL U.S. TREASURY BONDS
(Cost - $860,479)		791,912

MORTGAGE BACKED SECURITIES - 2.05%
Freddie Mac REMIC, 5.75%, due 7/15/35	232,894	239,226
(Cost - $233,429)

SHORT TERM INVESTMENT - 9.69%	Shares
Dreyfus International RS Money Market, 2.50% (a)	1,133,146	1,133,146
(Cost - $1,133,146)

Total Investments - 102.18%
(Cost - $13,003,545)		11,946,657
Liabilities in Excess of Other Assets - (2.18)%		(255,262)
NET ASSETS - 100.00%		$ 11,691,395

*Non-Income Producing Security
ADR- American Depositary Receipt
REIT- Real Estate Investment Trust
REMIC- Real Estate Mortgage Investment Conduit
TIP- Treasury Inflation Protected
(a) Rate shown is the rate in effect at September 30, 2008

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)		September 30, 2008

	PFW	Montecito
	Water Fund	Fund
Assets:
Investments in Securities at Market Value
(Identified cost $19,983,513 and $13,003,545,
respectively) (Note 2)	$ 18,008,328	$ 11,946,657
Cash	-	-
Receivables:
Securities Sold	187,414	9,480
Capital Stock Sold	35,699	-
Dividends and Interest	10,458	63,740
Other Assets	3,573	113
Total Assets	18,245,472	12,019,990

Liabilities:
Payable for Securities Purchased	288,274	300,415
Dividends Payable	-	11,308
Accrued Distribution Fees (Note 5)	22,000	7,028
Due to Advisor (Note 3)	8,209	3,150
Other Accrued Expenses and Liabilities	11,345	6,694
Total Liabilities	329,828	328,595

Net Assets	$ 17,915,644	$ 11,691,395

Class A Shares and Montecito Fund Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 537,643 and 1,248,490 shares
outstanding, respectively)	$ 14,516,778	$ 11,691,395

Net Asset Value and Redemption Price Per Class A Share
	($14,516,778/537,643 shares and $11,691,395/1,248,490 shares,
respectively)	$ 27.00	$ 9.36

Offering Price Per Share ($27.00/0.9425 and
$9.36/0.9425, respectively)	$ 28.65	$ 9.93

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)		September 30, 2008

	PFW	Montecito
	Water Fund	Fund
Class C Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 133,650 shares outstanding)	$ 3,398,866

Net Asset Value and Offering Price Per Class C Share
($3,398,866/133,650 shares)	$ 25.43

Redemption Price Per Share ($25.43 X 0.99)*	$ 25.18

Composition of Net Assets:
At September 30, 2008, Net Assets consisted of:
Paid-in-Capital	$ 29,710,888	$ 13,305,300
Accumulated Net Investment Income	23,210	10,047
Accumulated Net Realized (Losses) From
Security Transactions	(9,843,269)	(567,064)
Net Unrealized Depreciation on Investments	(1,975,185)	(1,056,888)
Net Assets	$ 17,915,644	$ 11,691,395
________________
* For redemptions of Class C shares occurring within one year of purchase.

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF OPERATIONS (Unaudited)	For the Six Months Ended September 30, 2008

	PFW	Montecito
	Water Fund	Fund
Investment Income:
Dividend Income (net of $0 and $1,918 foreign taxes)	$ 136,353	$ 201,326
Interest Income	11,492	79,295
Total Investment Income	147,845	280,621

Expenses (Notes 3 and 5):
Investment Advisory Fees	46,036	18,705
Service Fees-Class A	53,462	39,905
Service Fees-Class Y*	1,923	-
Service Fees-Class C	13,669	-
Distribution Fees-Class A	17,821	15,588
Distribution Fees-Class Y*	641	-
Distribution Fees-Class C	18,225	-
Total Expenses	151,777	74,198
Net Investment Income (Loss)	(3,932)	206,423

Net Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net Realized Gains (Losses) From Security Transactions	749,670	(383,474)
Net Change in Net Unrealized Depreciation
on Investments	(1,063,309)	(797,151)
Net Realized and Unrealized Loss on Investments	(313,639)	(1,180,625)

Net Decrease in Net Assets
Resulting From Operations	$ (317,571)	$ (974,202)
_______
*For the period April 1, 2008 through April 30, 2008. Effective April 30, 2008, Class Y shares suspended sales and the outstanding shares were exchanged for Class A shares at net asset value.

The accompanying notes are an integral part of these financial statements.

	The Santa Barbara Group of Mutual Funds
	PFW Water Fund
	STATEMENTS OF CHANGES IN NET ASSETS

		Six Months
		Ended	Year Ended
		September 30, 2008	March 31, 2008
		(Unaudited)
	Operations:
	Net Investment Income (Loss)	$ (3,932)	$ 27,142
	Net Realized Gain From Security Transactions	749,670	4,321,255
	Net Change in Unrealized Depreciation
	on Investments	(1,063,309)	(4,269,058)
	Net Increase (Decrease) in Net Assets
	Resulting From Operations	(317,571)	79,339

	Capital Share Transactions:
	Class A:
	Proceeds from Shares Issued
	(65,587 and 352,379 shares, respectively)	1,854,808	10,003,172
	Cost of Shares Redeemed
	(30,288 and 24,212 shares, respectively)	(859,257)	(678,261)
	Shares transferred from Class Y
	(105,511 and 0 shares, respectively)	2,963,802	-
	Total Class A Transactions	3,959,353	9,324,911
	Class Y:*
	Proceeds from Shares Issued
	(423 and 15,268 shares, respectively)	12,638	471,879
	Cost of Shares Redeemed
	(2,613 and 77,897 shares, respectively)	(77,650)	(2,298,914)
	Shares transferred to Class A
	(99,758 and 0 shares, respectively)	(2,963,802)	-
	Total Class Y Transactions	(3,028,814)	(1,827,035)

	Class C:
	Proceeds from Shares Issued
	(7,166 and 20,919 shares, respectively)	194,509	569,481
	Cost of Shares Redeemed
	(13,040 and 71,502 shares, respectively)	(348,109)	(1,904,627)
	Total Class C Transactions	(153,600)	(1,335,146)
	Net Increase in Net Assets From
______	Capital Share Transactions	776,939	6,162,730
*For the period April 1, 2008 through April 30, 2008. Effective April 30, 2008, Class Y shares suspended sales and the outstanding shares were exchanged for Class A shares at net asset value.

The accompanying notes are an integral part of these financial statements.

	The Santa Barbara Group of Mutual Funds
	PFW Water Fund
	STATEMENTS OF CHANGES IN NET ASSETS (Continued)

		Six Months
		Ended	Year Ended
		September 30, 2008	March 31, 2008
		(Unaudited)

	Total Increase in Net Assets	$ 459,368	$ 6,242,069

	Net Assets:
	Beginning of Period	17,456,276	11,214,207
	End of Period*	$ 17,915,644	$ 17,456,276

	*Includes accumulated undistributed
	net investment income of:	$ 23,210	$ 27,142

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
Montecito Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	September 30, 2008	March 31, 2008
	(Unaudited)
Operations:
Net Investment Income	$ 206,423	$ 430,537
Net Realized Gain (Loss) From Security Transactions	(383,474)	60,291
Distributions of Realized Gains by
Other Investment Companies	-	11,306
Net Change in Unrealized
Depreciation on Investments	(797,151)	(904,723)
Net Decrease in Net Assets
Resulting From Operations	(974,202)	(402,589)

Distributions to Shareholders From:
Net Investment Income ($0.16 and $0.38
per share, respectively)	(196,376)	(430,537)
Net Realized Capital Gains ($0.00 and $0.51
per share, respectively)	-	(590,740)
Return of Capital ($0.00 and $0.07 per share respectively)	-	(83,072)
	(196,376)	(1,104,349)
Capital Share Transactions:
Proceeds from Shares Issued
(30,858 and 160,587 shares, respectively)	309,257	1,865,005
Reinvestment of Dividends
(18,045 and 99,790 shares, respectively)	173,749	1,096,485
Cost of Shares Redeemed
(30,531 and 65,686 shares, respectively)	(318,095)	(741,901)

Net Increase in Net Assets From
Capital Share Transactions	164,911	2,219,589

Total Increase (Decrease) in Net Assets	(1,005,667)	712,651

Net Assets:
Beginning of Period	12,697,062	11,984,411
End of Period*	$ 11,691,395	$ 12,697,062

*Includes accumulated undistributed
net investment income of:	$ 10,047	$ -

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	PFW Water Fund- Class A Shares

	Six Months
	Ended
	September 30,	For the Year Ended March 31,
	2008	2008	2007	2006	2005	2004
	(Unaudited)
Net Asset Value,
Beginning of Period	$ 27.42	$ 26.43	$ 27.92	$ 22.89	$ 23.40	$ 15.36

Income (Loss) From Operations:
Net investment income (loss)	0.02	0.18	(0.45)	(0.44)	(0.38)	(0.36)
Net gain (loss) from securities
(both realized and unrealized)	(0.44)	0.81	(1.04)	5.47	(0.13)	8.40
Total from operations	(0.42)	0.99	(1.49)	5.03	(0.51)	8.04

Net Asset Value,
End of Period	$ 27.00	$ 27.42	$ 26.43	$ 27.92	$ 22.89	$ 23.40

Total Return (b)	(1.53)%	3.75%	(5.34)%	21.97%	(2.18)%	52.34%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 14,517	$ 10,882	$ 1,815	$ 3,146	$ 3,773	$ 5,110
Ratio of expenses
to average net assets (c)	1.50%	1.54%	1.86%	1.85%	1.85%	1.85%
Ratio of net investment income
(loss) to average net assets (c)	0.13%	0.65%	(1.78)%	(1.76)%	(1.68)%	(1.73)%
Portfolio turnover rate	29%	112%	14%	27%	13%	13%

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(c) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	PFW Water Fund- Class C Shares
	Six Months
	Ended
	September 30,	For the Year Ended March 31,
	2008	2008	2007	2006	2005	2004
	(Unaudited)
Net Asset Value,
Beginning of Period	$ 25.92	$ 25.25	$ 27.07	$ 22.48	$ 23.25	$ 15.44

Income (Loss) From Operations:
Net investment loss	(0.09)	(0.15)	(0.78)	(0.74)	(0.64)	(0.61)
Net gain (loss) from securities
(both realized and unrealized)	(0.40)	0.82	(1.04)	5.33	(0.13)	8.42
Total from operations	(0.49)	0.67	(1.82)	4.59	(0.77)	7.81

Net Asset Value,
End of Period	$ 25.43	$ 25.92	$ 25.25	$ 27.07	$ 22.48	$ 23.25

Total Return (b)	(1.89)%	2.65%	(6.72)%	20.42%	(3.31)%	50.58%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 3,399	$ 3,617	$ 4,800	$ 12,893	$ 14,294	$ 17,263
Ratio of expenses
to average net assets (c)	2.25%	2.70%	3.31%	3.11%	3.03%	3.02%
Ratio of net investment loss
to average net assets (c)	(0.64)%	(0.57)%	(3.22)%	(3.02)%	(2.86)%	(2.90)%
Portfolio turnover rate	29%	112%	14%	27%	13%	13%

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(c) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Montecito Fund
	Six Months
	Ended
	September 30,	For the Year Ended March 31,
	2008	2008	2007	2006	2005	2004
	(Unaudited)
Net Asset Value,
Beginning of Period	$ 10.32	$ 11.57	$ 10.74	$ 10.24	$ 10.01	$ 7.69

Income (Loss) From Operations:
Net investment income	0.17	0.38	0.26	0.19	0.04	-
Net gain (loss) from securities
(both realized and unrealized)	(0.97)	(0.67)	1.05	0.40	0.19	2.37
Total from operations	(0.80)	(0.29)	1.31	0.59	0.23	2.37

Distributions to shareholders from
Net investment income	(0.16)	(0.38)	(0.25)	(0.09)	-	(0.05)
Net realized capital gains	-	(0.51)	(0.23)	-	-	-
Return of Capital	-	(0.07)		-	-	-
Total distributions	(0.16)	(0.96)	(0.48)	(0.09)	-	(0.05)

Net Asset Value,
End of Period	$ 9.36	$ 10.32	$ 11.57	$ 10.74	$ 10.24	$ 10.01

Total Return (b)	(7.79)%	(2.88)%	12.33%	5.82%	2.30%	30.83%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,691	$ 12,697	$ 11,987	$ 7,333	$ 178	$ 192
Ratio of expenses
to average net assets (c)	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Ratio of net investment income
to average net assets (c)	3.32%	3.33%	2.42%	1.82%	0.39%	0.05%
Portfolio turnover rate	25%	71%	33%	68%	120%	290%
__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(c) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS  (Unaudited)                                                                                                                                                                                                   September 30, 2008

1.

ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the “Company”), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992.  The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company with two diversified funds: the PFW Water Fund (formerly known as the Bender Growth Fund) and the Montecito Fund (collectively the “Funds”).   The PFW Water Fund offers two classes of shares, Class A and Class C.  Class A shares commenced operations on October 1, 1998; Class C shares commenced operations on December 10, 1996.  Class A shares are sold with a front-end sales charge.   Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.   The Montecito Fund commenced operations on April 15, 2002 and offers a single class of shares sold with a front-end sales charge.   The investment objective of each Fund is long-term growth of capital.

For the period April 1, 2008 through April 30, 2008, the PFW Water Fund (the “Fund”) had three share classes: A, Y and C.  On April 30, 2008, the Fund exchanged 99,758 shares of Class Y (valued at $29.71 per share) for 105,511 shares of Class A (valued at $28.09 per share), pursuant to an action approved by the Board of Directors.  Subsequent to April 30, 2008, the Fund offers Class A and C shares.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's adviser or sub-adviser ("Fair Value" Pricing), subject to review by the Board of Directors.  Some of the general factors that the adviser or sub-adviser should consider in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold. There were no securities which were Fair Valued as of September 30, 2008.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)                                                                                                                                                                            September 30, 2008

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that markets participants would use in pricing the assets or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liability developed based on markets data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the assets or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Portfolio's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Porfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at fair value.

       PFW Water Fund

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	18,008,328	-
Level 2– Other Significant Observable Inputs	-	-
Level 3– Significant Unobservable Inputs	-	-
Total	18,008,328	-

NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)                                                                                                                                                                             September 30, 2008

       Montecito Fund

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	9,866,486	-
Level 2– Other Significant Observable Inputs	2,080,171	-
Level 3– Significant Unobservable Inputs	-	-
Total	11,946,657	-

                                                          *Other financial instruments include futures, forwards and swap contracts.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date of the security purchase or sale.  In determining the net realized gain or loss from the sales of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities held by a Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Federal Income Taxes – The Funds have complied and will continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Effective September 30, 2007, the Company adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Management reviewed the tax positions in open tax years 2005 through 2008 and determined that the implementation of FIN 48 had no impact on the Funds’ net assets or results of operations.  As of and during the period ended September 30, 2008, the Funds did not have a liability for unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the applicable Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the applicable Fund.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  Any net realized capital gains on sales of securities are distributed annually.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)                                                                                                                                                                             September 30, 2008

Net Asset Value Per Share – The net asset value per share of each Fund is calculated each business day by dividing the total value of each Fund’s assets, less  liabilities, by the number of shares outstanding.  A sales charge may apply when purchasing PFW Water Fund’s Class A shares or Montecito Fund’s shares. The PFW Water Fund’s Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent

Use of Estimates in the Preparation of Financial Statements – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company.  Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred.  However, based on experience, the Company expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the investment advisory agreements, investment advisory services are provided to the Company by SBG Capital Management, Inc. (the “Fund Manager”). Under the terms of the investment advisory agreements (the “Advisor Agreements”), the Fund Manager furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds’ portfolios.  The responsibility for making decisions to buy, sell or hold a particular security for a Fund rests with the Fund Manager, subject to review by the Board of Directors.  Under the Advisor Agreements, the Fund Manager receives monthly fees calculated at the annual rates of 0.50% of the average daily net assets of the PFW Water Fund and the Fund Manager receives monthly fees calculated at the annual rates of 0.30% of the first $100 million and 0.25% of the average daily net assets over $100 million of the Montecito Fund.   For the six months ended September  30, 2008, the Fund Manager  received advisory fees of $46,036 and $18,705 from the PFW Water Fund and Montecito Fund, respectively.

The Company and the Fund Manager have entered into a distribution agreement with Capital Research Brokerage Services, LLC, an affiliate of the Fund Manager, to serve as national distributor (the “Distributor”). The Distributor selects brokers and other financial professionals to sell shares of the Funds and coordinate their marketing efforts. For the distribution and distribution support services provided by the Distributor pursuant to the terms of the agreement, the Fund Manager pays the distributor, on the last day of each month, an annual fee of $8,400, such fee to be paid in equal monthly installments of $700.  For the six months ended September 30, 2008, the Distributor received approximately $11,324 in commissions from the sale of fund shares.

NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)                                                                                                                                                                            September 30, 2008

Under the terms of an Operating Service Agreement, the Fund Manager provides, or arranges to provide, day-to-day operational services to the Funds. Under the terms of the Operating Service Agreement, the PFW Water Fund pays the Fund Manager a monthly fee calculated at the annual rate of 0.75% of average daily net assets.  For the six months ended September 30, 2008, The Fund Manager received service fees of $69,054 from the PFW Water Fund.  Under the terms of the Operating Service Agreement, the Montecito Fund  pays the Fund Manager a monthly fee calculated at the annual rate of 0.64% of average daily net assets.  For the six months ended September 30, 2008, the Fund Manager received service fees of $39,905 from the Montecito Fund.

Gemini Fund Services, LLC (“GFS”) serves as administrator and provides accounting services to the Funds pursuant to an administration agreement.  Under terms of such agreement, GFS is paid an annual fee which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Company and GFS are also parties to a servicing agreement, under which GFS provides transfer agency and dividend disbursing services for the Funds.  Pursuant to the terms of the Operating Service Agreement, the Advisor pays all service fees to GFS.

The Company and The Bank of New York (the “Custodian”) are parties to a custodial agreement (the “Custody Agreement’) under which the Custodian holds cash, securities and other assets of the Funds as required by the Act.  The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.  GFS serves as the custody administrator to the Funds pursuant to the terms of the Custody Agreement.  For providing such services, GFS receives a monthly fee based upon an annual percentage rate of a Fund’s assets, subject to certain minimums, plus certain transactional charges.  Pursuant to the terms of the Operating Service Agreement, the Fund Manager is responsible for paying the custody fees to GFS and The Bank of New York.

Pursuant to a service agreement with the Company, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Company, including related administrative support.  Under the terms of such agreement, NLCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  Pursuant to the terms of the Operating Service Agreement, NLCS is paid by the Fund Manager.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Pursuant to the terms of the Operating Service Agreement, GemCom is paid by the Fund Manager.

4.

INVESTMENT TRANSACTIONS

The cost of securities purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2008 were as follows:

	Purchases	Sales
PFW Water Fund	$5,033,197	$4,399,361
Montecito Fund	3,086,653	2,966,530

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                              September 30,2008

As of September 30, 2008, net unrealized appreciation and depreciation on investment securities for book purposes was as follows:

	Appreciation	Depreciation	Net Unrealized Depreciation
PFW Water Fund	$698,715	$(2,673,900)	$(1,975,185)
Montecito Fund	509,261	(1,566,149)	(1,056,888)

5.

DISTRIBUTION PLANS

 As noted in the Funds’ Prospectus, each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Act.  The PFW Water Fund plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Class A, Class Y and Class C shares to persons or institutions for performing certain servicing functions for Fund shareholders.  Effective April 30, 2008, Class Y shares suspended sales and the outstanding shares were exchanged for Class A shares at net asset value, without the deduction of any sales charge.  With respect to Class C shares, the distribution plan allows the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services.  The Montecito Fund distribution plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Fund.   For the six months ended September 30, 2008, distribution fees of $17,821, $641 and $18,225 were paid for the PFW Water Fund Class A, Class Y and Class C shares, respectively and $15,588 was paid for the Montecito Fund shares.

6.            TAX INFORMATION

The tax character of distributions paid to the Montecito Fund shareholders during the six months ended September 30, 2008, and year ended March 31, 2008 were as follows:

	Six Months Ended Sep. 30, 2008	Year Ended Mar. 31, 2008
Distributions to Shareholders From:	(Unaudited)
Ordinary Income	$ 196,376	$ 595,645
Long-Term Capital Gains	―	425,632
Return of Capital	―	83,072
	$ 196,376	$1,104,349

The PFW Water Fund had no distributions paid to shareholders during the same time periods.

As of March 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Gains	Capital Loss Carryforward	Post October Losses	Unrealized Appreciation
PFW Water Fund	$ 27,142	$ ―	$(10,592,939)	$ ―	$(911,876)
Montecito Fund	―	―	―	(171,499)	(271,828)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                               September 30,2008

As of March 31, 2008, the PFW Water Fund had, for Federal income tax purposes, capital losses of $10,592,939, which may be carried over to offset future capital gains.  The capital loss carryforwards expire on March 31 of the years indicated below:

	2010	2011	2012	2013
PFW Water Fund	$2,449,941	$1,784,760	$3,197,676	$3,160,562

ADDITIONAL INFORMATION (Unaudited) (Continued)

FACTORS CONSIDERED BY THE INDEPENDENT DIRECTORS IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS

The Advisor Agreements for both Funds (the “Agreements”), were approved for a one-year continuance by the Board, including by separate vote of the Independent Directors, at a meeting held on May 16 , 200 8 .. The following summarizes the Directors’ review process and the information on which their conclusions were based:

Performance.  The Board reviewed reports regarding the performance of each Fund as compared to other mutual funds of similar size and investment strategy (the “Peer Groups”) for various periods ended March 31, 2008. The Board was informed that an independent company had selected the funds in the Peer Group and compiled the data.  The Board assessed each Fund’s performance, both on an absolute basis and in comparison to each Fund’s Peer Group. It was the consensus of the Board that , while the PFW Water Fund’s performance for the one-year period ended M arch 31, 2008 compared very favorably to the Peer Group, a three-year track record would afford a more meaningful evaluation of performance.   With respect to the Montecito Fund, it was the consensus of the Board that performance was satisfactory in light of the difficult market.

Nature, extent and quality of services provided by the Fund Manager. The Board reviewed completed questionnaires designed by Fund counsel to elicit information relevant to the Board deliberations, and related materials including information regarding the Fund Manager’s personnel, financial condition and operations.  The Board considered the nature, extent and quality of services provided by the Fund Manager to the Funds, which they found to be satisfactory.  The Board noted the business experience and quality of personnel associated with the Fund Manager and the Fund Manager’s commitment to managing and growing the Funds, while reducing and absorbing expenses.  It was the consensus of the Directors that the nature and extent of the services provided by the Fund Manager was consistent with the Board's expectations, and that the quality of the services provided by the Fund Manager remains consistently good.

Cost of the services and the profit to be realized by the Fund Manager and affiliates from the relationship with the Funds.   In this regard, the Fund Manager provided the Board with profit and loss, information for the year ended March 31, 200 8 and a balance sheet as of March 31, 200 8 .. The Board reviewed reports comparing each Fund’s fees and expense ratios for the latest fiscal year compared to the fees and expense ratios paid by its Peer Group. The Board also considered revenues received by the Distributor, an affiliate of the Fund Manager.   Based on the information, the Directors concluded that the advisory fees were competitive, and reasonable for the services provided.  The Board considered revenues received by the Fund Manager and the Distributor under the relevant agreements and concluded that, in each case, undue profitability was not a concern.

Economies of Scale.   It was the consensus of the Board that economies of scale were not a relevant consideration at each Fund’s current asset levels.

Based upon the information provided, it was the consensus of the Directors, including the Independent Directors, that each Agreement should be renewed.

FUND EXPENSES (Unaudited)                                                                                                                                                                                                                                             September 30, 2008

As a shareholder of one of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expense Ratio (Annualized)	Expenses Paid During the Period* (4/1/08-9/30/08)
PFW Water Fund
Actual:
Class A	$1,000.00	$984.69	1.50%	$7.46
Class C	1,000.00	981.09	2.25%	11.17
Hypothetical (5% return before expenses):
Class A	$1,000.00	$1,017.55	1.50%	$7.59
Class C	1,000.00	1,013.79	2.25%	11.36

     FUND EXPENSES (Unaudited) (Continued)                                                                                                                                                                                                              September 30, 2008

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expense Ratio (Annualized)	Expenses Paid During the Period* (4/1/08-9/30/08)
Montecito Fund
Actual	$1,000.00	$922.10	1.19%	$5.73
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.19%	6.02

   *Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-723-8637 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Company’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-723-8637.

INVESTMENT ADVISOR

SBG Capital Management, Inc.

15 S. Raymond Avenue, Suite 200

Pasadena, CA 91105

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

CUSTODIAN

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

PRINCIPAL UNDERWRITER
Capital Research Brokerage Services, LLC

107 South Fair Oaks Boulevard, Suite 315

Pasadena, CA 91105

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

For more complete information about The PFW Water Fund and The Montecito Fund, including charges and expenses, please call (626) 844-1440 or (800) 723-8637 or write to Capital Research Brokerage Services, LLC and request a free prospectus. Read the prospectus carefully before you invest or send money. For more information about the Funds’ Board of Directors, please call or write to request the Funds’ Statement of Additional Information.

SANTA BARBARA GROUP OF MUTUAL FUNDS THE PFW WATER FUND THE MONTECITO FUND SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics –Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/ John P. Odell

       John P. Odell, Co-Chairman & Co-President

Date

12/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John P. Odell

        John P. Odell, Co-Chairman & Co-President

Date

12/9/08

By (Signature and Title)

/s/ Steven W. Arnold

       Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date

12/9/08